Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred revenue		¥ 282,829	¥ 265,876
Net operating tax loss carry forwards		3,052,326	3,490,177
Accruals and others	[1]	1,105,317	940,900
Total deferred tax assets		4,440,472	4,696,953
Less: valuation allowance		(4,274,340)	(4,561,822)	¥ (4,444,111)
Net deferred tax assets		166,132	135,131
Deferred tax liabilities
Acquired intangible assets		(50,424)	(66,969)
Total deferred tax liabilities		(50,424)	(66,969)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1		(4,561,822)	(4,444,111)	(3,657,467)
Re-measurement due to applicable preferential tax rate for HNTE				(18,437)
(Provision) /Reversal		194,334	(129,769)	(822,414)
Expiration of loss carry forward and impact of disposal/close of subsidiaries		93,148	12,058	54,207
Balance at December 31		¥ (4,274,340)	¥ (4,561,822)	¥ (4,444,111)

[1]	Accruals and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.